Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Events
19.	SUBSEQUENT EVENTS

Subsequent to the year end, the Company received $12,000 drawdown from its $205,000 senior credit facility, $20,000 drawdown from its $100,000 Limited Recourse Loan Facility to fund the development expenditures on the Cauchari-Olaroz project and an additional $2,200 drawdown from its Limited Recourse Loan Facility to fund payment of interest under the $205,000 senior credit facility.

On February 7, 2020, the Company entered into definitive agreements (the “2020 Cauchari Transaction”) with Ganfeng whereby Ganfeng has agreed to subscribe, through a wholly-owned subsidiary, for newly issued shares of Minera Exar, for cash consideration of $16,000, increasing its interest in the Cauchari-Olaroz project from 50% to 51%, with Lithium Americas holding the remaining 49% interest (each subject to the rights of JEMSE (the Government of Jujuy) to acquire an approximate 8.5% interest in Minera Exar).

In addition, the Company and Ganfeng have agreed to restructure Exar Capital BV to reflect the proportionate ownership of Minera Exar. As part of this restructuring, Ganfeng Lithium has agreed to provide $40,000 to Exar Capital BV in non-interest-bearing loans, repayable in 2029 (subject to an additional one-year extension). Proceeds of the loans will be used to repay intercompany loans owing to Lithium Americas, with $20,000 to be paid on closing of the 2020 Cauchari Transaction and an additional $20,000 payable on August 1, 2020 (or such earlier date as the parties may agree).

Upon completion of the 2020 Cauchari Transaction, Ganfeng will become the controlling shareholder of Minera Exar while Lithium Americas will receive fulsome minority shareholder protective rights. The shareholder agreement and related agreements will be amended on the closing of the 2020 Cauchari Transaction to preserve joint approval for various substantive matters involving Minera Exar.

Closing of the 2020 Cauchari Transaction is subject to receipt of all required regulatory approvals, consent of Lithium Americas’ senior lenders, settlement of an amended and restated shareholder agreement and other definitive agreements, and other customary closing conditions.